Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Loans Receivable

(Dollars in thousands)	2012	2011
Residential mortgage loans:
Residential 1-4 family	$471,183	$522,357
Construction/ Owner Occupied	6,021	16,143

Total residential mortgage loans	477,204	538,500

Commercial loans:
Real estate	3,631,543	3,363,891
Business	2,537,718	2,005,234

Total commercial loans	6,169,261	5,369,125

Consumer and other loans:
Indirect automobile	327,985	261,896
Home equity	1,251,125	1,019,110
Other	273,005	199,406

Total consumer and other loans	1,852,115	1,480,412

Total loans receivable	$8,498,580	$7,388,037

Schedule Of Non-Covered Loans Outstanding

(Dollars in thousands)	2012	2011
Non-covered Loans:
Residential mortgage loans:
Residential 1-4 family	$284,019	$266,970
Construction/ Owner Occupied	6,021	16,143

Total residential mortgage loans	290,040	283,113

Commercial loans:
Real estate	2,990,700	2,591,014
Business	2,450,667	1,896,496

Total commercial loans	5,441,367	4,487,510

Consumer and other loans:
Indirect automobile	327,985	261,896
Home equity	1,076,913	826,463
Other	269,519	194,606

Total consumer and other loans	1,674,417	1,282,965

Total non-covered loans receivable	$7,405,824	$6,053,588

Schedule Of Non-Covered Loans On Nonaccrual Status

(Dollars in thousands)	2012	2011

Residential
Prime	$8,367	$4,910
Subprime	—	—
Commercial
Real Estate - Construction	5,479	2,582
Real Estate - Other	23,475	33,451
Business	3,358	6,622
Consumer and Other
Indirect Automobile	868	994
Home Equity	5,635	4,873
Credit Card	424	403
Other	310	619

Total	$47,916	$54,454

Schedule Of Carrying Amount Of Acquired Covered Loans

(Dollars in thousands)	December 31, 2012
Covered loans	Acquired Impaired Loans	Acquired Performing Loans	Total Covered Loans

Residential mortgage loans:

Residential 1-4 family	$20,232	$166,932	$187,164

Total residential mortgage loans	20,232	166,932	187,164

Commercial loans:
Real estate	167,742	473,101	640,843
Business	2,757	84,294	87,051

Total commercial loans	170,499	557,395	727,894

Consumer and other loans:
Home equity	22,094	152,117	174,211
Other	820	2,667	3,487

Total consumer and other loans	22,914	154,784	177,698

Total covered loans receivable	$213,645	$879,111	$1,092,756

(Dollars in thousands)	December 31, 2011
Covered loans	Acquired Impaired Loans			Acquired Performing Loans			Total Covered Loans
	As Previously Reported	Adjustment	As Adjusted	As Previously Reported	Adjustment	As Adjusted

Residential mortgage loans:

Residential 1-4 family	$31,809	$3,985	$35,794	$184,465	35,128	$219,593	$255,387

Total residential mortgage loans	31,809	3,985	35,794	184,465	35,128	219,593	255,387

Commercial loans:
Real estate	23,127	31,564	54,691	704,841	13,345	718,186	772,877
Business	4,053	116	4,169	144,825	(40,256)	104,569	108,738

Total commercial loans	27,180	31,680	58,860	849,666	(26,911)	822,755	881,615

Consumer and other loans:
Home equity	30,267	(794)	29,473	204,707	(41,533)	163,174	192,647
Other	116	(116)	—	6,239	(1,439)	4,800	4,800

Total consumer and other loans	30,383	(910)	29,473	210,946	(42,972)	167,974	197,447

Total covered loans receivable	$89,372	$34,755	$124,127	$1,245,077	(34,755)	$1,210,322	$1,334,449

Schedule Of FDIC Loss Share Receivable

(Dollars in thousands)	December 31,
	2012	2011

Balance, beginning of period	$591,844	$726,871
Increase due to credit loss provision recorded on FDIC covered loans	84,085	57,121

Amortization	(118,100)	(72,086)
Submission of reimbursable losses to the FDIC	(123,986)	(117,939)
Changes due to a change in cash flow assumptions on OREO	(10,774)	781
Other	—	(2,904)

Balance, end of period	$423,069	$591,844

Schedule Of Carrying Amount Of Loans Acquired

The carrying amounts of the loans acquired from Florida Gulf in 2012 and OMNI and Cameron during 2011 are detailed in the following tables as of the purchase date.

(Dollars in thousands)
2012	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio
Contractually required principal and interest at acquisition	$10,203	$231,695	$241,898
Nonaccretable difference (expected losses and foregone interest)	(5,239)	(40,431)	(45,670)

Cash flows expected to be collected at acquisition	4,964	191,264	196,228
Accretable yield	(1,190)	(22,899)	(24,089)

Basis in acquired loans at acquisition	$3,774	$168,365	$172,139

(Dollars in thousands)
2011	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio
Contractually required principal and interest at acquisition	$88,556	$975,870	$1,064,426
Nonaccretable difference (expected losses and foregone interest)	(34,824)	(72,827)	(107,651)

Cash flows expected to be collected at acquisition	53,732	903,043	956,775
Accretable yield	(7,346)	(139,163)	(146,509)

Basis in acquired loans at acquisition	$46,386	$763,880	$810,226 (1)

(1)	Excludes overdraft balances, credit card loans, and in-process accounts included in total loans at the acquisition date.

Summary Of Changes In Accretable Yields Of Acquired Loans

(Dollars in thousands)
December 31, 2012	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio

Balance, beginning of period	$83,834	$386,977	$470,811

Acquisition	1,190	22,899	24,089
Net transfers from (to) nonaccretable difference to (from) accretable yield	22,016	88,786	110,802
Accretion	(30,417)	(218,892)	(249,309)

Balance, end of period	$76,623	$279,770	$356,393

(Dollars in thousands)
December 31, 2011	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio

Balance, beginning of period	$82,381	$626,190	$708,571

Acquisition	7,346	139,163	146,509
Net transfers from (to) nonaccretable difference to (from) accretable yield	37,687	(216,551)	(178,864)
Accretion	(43,580)	(161,825)	(205,405)

Balance, end of period	$83,834	$386,977	$470,811

Schedule Of Troubled Debt Restructurings

	Total TDRs
(Dollars in thousands)	Accruing Loans
	Current	Past Due Greater than 30 Days	Nonaccrual TDRs	Total TDRs
December 31, 2012
Residential
Prime	$—	$—	$—	$—
Commercial
Real Estate	1,057	—	14,853	15,910
Business	1,204	—	281	1,485
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	93	—	222	315
Credit Card	—	—	—	—
Other	—	—	—	—

Total	$2,354	$—	$15,356	$17,710

December 31, 2011
Residential
Prime	$—	$—	$—	$—
Commercial
Real Estate	55	—	21,696	21,751
Business	—	—	1,971	1,971
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	—	—	231	231
Credit Card	—	—	—	—
Other	—	—	—	—

Total	$55	$—	$23,898	$23,953

Schedule Of Modified TDRs

(Dollars in thousands)	2012	2011

Extended maturities	$412	$—
Interest rate adjustment	277	231
Maturity and interest rate adjustment	1,249	—
Movement to or extension of interest-rate only payments	2,543	2,955
Forbearance	168	7,381
Covenant modifications	—	—
Other concession(s)(1)	—	—

Total	$4,649	$10,567

(1)	Other concessions include concessions or a combination of concessions that do not consist of maturity extensions, interest rate adjustments, forbearance, and covenant modifications.

Non-Covered Loans Excluding Acquired Loans [Member]
Schedule Of Aging Of Non-Covered Loans

	Non-covered loans excluding acquired loans
(Dollars in thousands)
	Past Due (1)
December 31, 2012	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing

Residential
Prime	$662	$1,156	$9,168	$10,986	$185,843	$196,829	$801
Subprime	—	—	—	—	60,454	60,454	—
Commercial
Real Estate - Construction	60	—	5,479	5,539	288,137	293,676	—
Real Estate - Other	3,590	—	23,559	27,149	2,224,495	2,251,644	83
Commercial Business	1,430	13	3,687	5,130	2,362,304	2,367,434	329
Consumer and Other
Indirect Automobile	1,624	326	868	2,818	320,148	322,966	—
Home Equity	2,283	796	5,793	8,872	991,766	1,000,638	158
Credit Card	130	51	424	605	51,117	51,722	—
Other	566	105	310	981	201,161	202,142	—

Total	$10,345	$2,447	$49,288	$62,080	$6,685,425	$6,747,505	$1,371

	Non-covered loans excluding acquired loans
(Dollars in thousands)
	Past Due (1)
December 31, 2011	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Total loans, net of unearned income	Recorded investment > 90 days and accruing

Residential
Prime	$731	$325	$6,009	$7,065	$271,534	$278,599	$1,099
Subprime	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	266	—	2,582	2,848	273,824	276,672	—
Real Estate - Other	880	54	34,087	35,021	1,778,235	1,813,256	636
Commercial Business	302	277	6,642	7,221	1,793,959	1,801,180	20
Consumer and Other
Indirect Automobile	1,232	159	994	2,385	248,070	250,455	—
Home Equity	3,102	717	4,955	8,774	741,968	750,742	82
Credit Card	467	107	403	977	46,786	47,763	—
Other	349	147	623	1,119	129,640	130,759	4

Total	$7,329	$1,786	$56,295	$65,410	$5,284,016	$5,349,426	$1,841

(1)	Past due loans include loans on nonaccrual status as of the period indicated. Nonaccrual loans are presented separately in the “Nonaccrual Loans” section below.

Non-Covered Acquired Loans [Member]
Schedule Of Aging Of Non-Covered Loans

(Dollars in thousands)	Non-covered acquired loans
	Past Due (1)
December 31, 2012	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Discount	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing (1)

Residential
Prime	$—	$—	$779	$779	$30,663	$1,315	$32,757	$779
Subprime	—	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	369	—	4,067	4,436	29,098	(3,968)	29,566	4,067
Real Estate - Other	5,971	1,572	38,987	46,530	426,339	(57,055)	415,814	38,987
Commercial Business	1,410	524	3,953	5,887	89,490	(12,144)	83,233	3,953
Consumer and Other
Indirect Automobile	171	4	146	321	4,698	—	5,019	146
Home Equity	2,379	382	4,354	7,115	73,658	(4,498)	76,275	4,354
Credit Card	—	—	—	—	—	—	—	—
Other	202	17	495	714	21,746	(6,805)	15,655	495

Total	$10,502	$2,499	$52,781	$65,782	$675,692	$(83,155)	$658,319	$52,781

(Dollars in thousands)	Non-covered acquired loans
	Past Due (1)
December 31, 2011	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Discount	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing (1)

Residential
Prime	$124	$60	$185	$369	$4,145	$—	$4,514	$185
Subprime	—	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	629	—	3,755	4,384	61,705	(6,458)	59,631	3,755
Real Estate - Other	7,213	4,036	29,725	40,974	448,288	(47,808)	441,454	29,725
Commercial Business	183	69	639	891	105,796	(11,371)	95,316	639
Consumer and Other
Indirect Automobile	171	10	258	439	10,813	189	11,441	258
Home Equity	2,509	125	4,104	6,738	73,822	(4,839)	75,721	4,104
Credit Card	—	—	—	—	—	—	—	—
Other	413	545	571	1,529	16,067	(1,511)	16,085	571

Total	$11,242	$4,845	$39,237	$55,324	$720,636	$(71,798)	$704,162	$39,237

(1)

Past due information includes loans acquired from OMNI, Cameron, and Florida Gulf at the gross loan balance, prior to the application of discounts, at December 31, 2012 and OMNI and Cameron at December 31, 2011.

Covered TDRs [Member]
Schedule Of Subsequently Defaulted TDRs

	December 31, 2012			December 31, 2011
(In thousands, except number of loans)	Number of Loans	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment (1)	Number of Loans	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment (1)
TDRs occurring during the year
Residential
Prime	—	$—	$—	—	$—	$—
Commercial
Real Estate	14	3,852	3,312	7	9,265	8,365
Business	4	1,215	1,188	5	3,001	1,971
Consumer and Other
Indirect Automobile	—	—	—	—	—	—
Home Equity	1	94	51	1	238	231
Credit Card	—	—	—	—	—	—
Other	1	—	—	—	—	—

Total	20	$5,161	$4,551	13	$12,504	$10,567

	December 31, 2012		December 31, 2011
Total TDRs that subsequently defaulted in the past 12 months	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Residential
Prime	—	$—	—	$—
Commercial
Real Estate	44	14,615	30	21,107
Business	9	1,469	6	1,877
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	2	273	—	—
Credit Card	—	—	—	—
Other	1	—	—	—

Total	56	$16,357	36	$22,984

(1)	Recorded investment includes any allowance for credit losses recorded on the TDRs at the dates indicated.